Retirement Benefits (Tables)	12 Months Ended
Aug. 31, 2013
Retirement Benefits [Abstract]
Schedule of retirement benefit plans disclosures
Components of net periodic benefit costs (in millions):

	2013	2012	2011
Service cost	$9	$13	$15
Interest cost	14	22	22
Amortization of actuarial loss	12	8	14
Amortization of prior service cost	(22)	(10)	(10)
Total postretirement benefit cost	$13	$33	$41

Change in benefit obligation (in millions):

	2013	2012
Benefit obligation at September 1	$342	$407
Service cost	9	13
Interest cost	14	22
Amendments	-	(139)
Actuarial (gain) loss	(1)	52
Benefit payments	(20)	(18)
Participants' contributions	6	5
Benefit obligation at August 31	$350	$342

Change in plan assets (in millions):

	2013	2012
Plan assets at fair value at September 1	$-	$-
Participants' contributions	6	5
Employer contributions	14	13
Benefits paid	(20)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2013	2012
Funded status	$(350)	$(342)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(350)	$(342)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2013	2012
Current liabilities (present value of expected 2014 net benefit payments)	$(10)	$(10)
Non-current liabilities	(340)	(332)
Net liability recognized at August 31	$(350)	$(342)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2013	2012
Prior service credit	$(228)	$(250)
Net actuarial loss	148	161

Amounts expected to be recognized as components of net periodic costs for fiscal year 2014 (in millions):

2014
Prior service credit	$(22)
Net actuarial loss	11

Effect of one percentage point change in assumed health care cost trend rate
Future benefit costs were estimated assuming medical costs would increase at a 7.00% annual rate, gradually decreasing to 5.25% over the next nine years and then remaining at a 5.25% annual growth rate thereafter.  A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$1
Effect on postretirement obligation	(1)	5

Estimated future benefit payments and federal subsidy
Estimated future federal subsidies are immaterial for all periods presented.  Future benefit payments are as follows (in millions):

Estimated Future Benefit Payments
2014	$10
2015	12
2016	13
2017	15
2018	17
2019-2023	111